Investment Strategy	Jul. 31, 2025
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy). The Manager focuses on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds the Manager selects for the portfolio are typically rated BBB- and above by Standard & Poor’s Financial Services LLC (S&P), Baa3 and above by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another NRSRO. The Manager may also invest in unrated bonds if it believes their credit quality is comparable to those that have investment grade ratings.
The Fund may also invest up to 20% of its net assets in high yield corporate bonds (“junk bonds”). In addition, the Fund may invest up to 40% of its total assets in foreign securities, but the Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.
The average portfolio duration of the Fund will generally vary within two years (plus or minus) of the current average duration of the Bloomberg US Corporate Investment Grade Index, which as of December 31, 2024, was approximately 6.75  years. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates.
The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy).
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy). The Manager focuses on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds the Manager selects for the portfolio are typically rated BBB- and above by Standard & Poor’s Financial Services LLC (S&P), Baa3 and above by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another NRSRO. The Manager may also invest in unrated bonds if it believes their credit quality is comparable to those that have investment grade ratings.
The Fund may also invest up to 20% of its net assets in high yield corporate bonds (“junk bonds”). In addition, the Fund may invest up to 40% of its total assets in foreign securities, but the Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.
The average portfolio duration of the Fund will generally vary within two years (plus or minus) of the current average duration of the Bloomberg Long US Corporate Index, which as of December 31, 2024, was approximately 12.38  years. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates. In general, securities with longer durations are more sensitive to interest rate charges.
The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy).
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating rate loans and other floating rate debt securities (80% policy). The Manager will regularly consult with  Macquarie Asset Management Credit Advisers US, LLC (Sub-advisor) to determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest based on the evaluation of economic and market conditions and the assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market. As part of this process, the Sub-advisor provides nondiscretionary recommendations to the Manager with respect to the Fund’s investments and executes trades on behalf of the Fund.
The Fund’s investments may be variable- and floating-rate debt securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Derivatives instruments may be utilized to effectively convert the fixed-rate interest payments from a group of certain Fund portfolio securities into floating-rate interest payments. The average portfolio duration (that is, the sensitivity to general changes in interest rates) of this Fund will generally not exceed one year.
Up to 100% of the Fund’s total assets may be allocated to below-investment-grade securities within the Fund. Investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund’s total assets. The Manager will limit non-US-dollar-denominated securities to no more than 50% of net assets, but total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may also invest up to 20% of its total assets in a wide range of derivatives instruments, including forward foreign currency contracts, options, futures contracts, options on futures contracts, and swaps, for both hedging and nonhedging purposes. In addition, the Fund may hold a portion of its assets in cash or cash equivalents.
The 80% policy is  nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating rate loans and other floating rate debt securities (80% policy).